Document and Entity Information	Jul. 14, 2023
Prospectus:
Document Type	497
Document Period End Date	Jul. 14, 2023
Entity Registrant Name	Morgan Stanley Institutional Fund, Inc.
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 14, 2023
Document Effective Date	Jul. 14, 2023
Prospectus Date	Apr. 28, 2023
Multi-Asset Real Return Portfolio | Class I
Prospectus:
Trading Symbol	MRJIX
Multi-Asset Real Return Portfolio | Class A
Prospectus:
Trading Symbol	MRJAX
Multi-Asset Real Return Portfolio | Class C
Prospectus:
Trading Symbol	MRJCX
Multi-Asset Real Return Portfolio | Class R6
Prospectus:
Trading Symbol	MRJSX